Expense Example - Global Multi-Strategy Fund	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-6 1 year	Class R-6 3 years	Class R-6 5 years	Class R-6 10 years
USD ($)	632	1,172	1,738	3,272	219	709	1,226	2,644	213	679	1,171	2,526